Shareholder Report, Average Annual Return (Details)	10 Months Ended	12 Months Ended	16 Months Ended	43 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000234391
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Energy Transition & Infrastructure ETF (at NAV) $13,535
C000093529
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets Debt Hard Currency ETF (at NAV) $14,928
C000250828
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Flexible Credit Income ETF (at NAV) $11,354
C000248822
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short Duration Income ETF (at NAV) $12,795
C000255680
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Total Return Bond ETF (at NAV) $10,663
Without Sales Load [Member] | C000234391
Average Annual Return [Line Items]
Average Annual Return, Percent		8.83%		8.84%
Without Sales Load [Member] | C000093529
Average Annual Return [Line Items]
Average Annual Return, Percent		14.47%			3.37%	4.09%
Without Sales Load [Member] | C000250828
Average Annual Return [Line Items]
Average Annual Return, Percent		9.44%	9.84%
Without Sales Load [Member] | C000248822
Average Annual Return [Line Items]
Average Annual Return, Percent		6.25%			3.20%	2.50%
Without Sales Load [Member] | C000255680
Average Annual Return [Line Items]
Average Annual Return, Percent	6.63%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $16,099
Average Annual Return, Percent		21.45%		14.26%
Nueberger Index: JPM EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JPM EMBI Global Diversified Index $14,985
Average Annual Return, Percent		12.76%			2.71%	4.13%
Nueberger Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index $10,878
Average Annual Return, Percent		6.51%	6.42%
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,071
Average Annual Return, Percent		6.16%			(0.24%)	1.90%
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $10,595
Average Annual Return, Percent	5.95%
Nueberger Index: Alerian MLP Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian MLP Index $18,155
Average Annual Return, Percent		11.71%		18.17%
Neuberger Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (Net) $15,173
Average Annual Return, Percent		22.64%		12.38%
Nueberger Index: JPM EM Blend HC/LC 50-50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JPM EM Blend HC/LC 50-50 Index $14,504
Average Annual Return, Percent		11.75%			2.68%	3.79%
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $10,812
Average Annual Return, Percent		6.16%	5.94%
Nueberger Index: ICE BofA Global High Yield Constrained Index (USD-Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA Global High Yield Constrained Index (USD-Hedged) $11,327
Average Annual Return, Percent		8.22%	9.64%
Nueberger Index: Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year U.S. Government/Credit Bond Index $12,158
Average Annual Return, Percent		5.07%			1.84%	1.97%